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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

		ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (unaudited)

			Bank Loan
			Ratings †

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Senior Loans: 117.0%
Aerospace & Defense: 2.0%
		American Airlines, Inc.	B2	B+
$2,437,500		Revolver, 7.620%-7.820%, maturing June 30, 2009			$2,388,750
997,500		Term Loan, 8.120%-8.280%, maturing December 31, 2010			990,910

		Arinc, Inc.	Ba3	BB
990,000		Term Loan, 5.030%, maturing March 10, 2011			1,001,138

		Ceradyne, Inc.	Ba3	BB-
2,487,500		Term Loan, 5.125%-5.250%, maturing August 18, 2011			2,512,375

		Dyncorp, Inc.	B2	B+
3,000,000		Term Loan, 6.063%, maturing February 11, 2011			3,028,125

		Hexcel Corporation	B2	B+
1,500,000		Term Loan, 4.875%-6.750%, maturing March 01, 2012			1,506,095

		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 5.590%-5.670%, maturing November 16, 2012			4,802,449

		Northwest Airlines, Inc.	B1	B+
985,000		Term Loan, 9.830%, maturing November 23, 2010			944,164
1,000,000		Term Loan, 9.470%, maturing November 23, 2010			945,000

		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.341%-5.358%, maturing August 20, 2012			4,432,413

		Transdigm, Inc.	B1	B+
3,461,288		Term Loan, 5.300%, maturing July 22, 2010			3,503,473

	(1)	United Air Lines, Inc.	Ba3	BB-
1,980,875		Debtor in Possession Term Loan, 7.500%, maturing September 30, 2005			1,994,906

		United Defense Industries, Inc.	Ba2	BB+
10,484,833		Term Loan, 5.080%, maturing August 13, 2009			10,506,673

		Wyle Holdings, Inc.	NR	B+
2,000,000		Term Loan, 5.840%-5.960%, maturing January 28, 2011			2,031,250

					40,587,721

Automobile: 4.4%
		Accuride Corporation	B2	B+
6,467,273		Term Loan, 5.250%-5.500%, maturing January 31, 2012			6,469,970

		Affinia Group, Inc.	B2	BB-
2,493,750		Term Loan, 5.440%, maturing November 30, 2011			2,462,578

		Aftermarket Technology Corporation	Ba3	BB-
620,039		Term Loan, 5.330%, maturing January 08, 2007			610,738
807,138		Term Loan, 6.150%-6.170%, maturing February 08, 2008			815,966
1,202,965		Term Loan, 6.140%-6.170%, maturing February 08, 2008			1,214,995

		Carey International, Inc.	NR	NR
2,500,000		Term Loan, 8.750%, maturing April 18, 2011			2,496,095

		Cooper Standard Automotive, Inc.	B1	BB-
764,750		Term Loan, 5.125%, maturing December 01, 2011			767,617
1,230,250		Term Loan, 5.125%, maturing December 01, 2011			1,234,863

		Dayco Products, LLC	B1	BB-
471,263		Term Loan, 5.770%-6.520%, maturing June 23, 2011			476,859

		Dura Operating Corporation	B2	B+
4,000,000		Term Loan, 6.590%, maturing May 03, 2011			4,000,000

	(1)	Federal-Mogul Corporation	NR	B+
3,350,000		Revolver, 5.250-5.500%, maturing November 01, 2009			3,350,000

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Goodyear Tire & Rubber Company	Ba3	BB
5,000,000		Term Loan, 4.670%, maturing April 30, 2010			5,007,815

		Goodyear Tire & Rubber Company	B2	B+
6,000,000		Term Loan, 5.890%, maturing April 30, 2010			5,989,998

		Grand Vehicle Works Holdings Corporation	B2	B+
2,977,500		Term Loan, 6.100%-8.100%, maturing July 31, 2010			2,828,625

		HLI Operating Company, Inc.	B1	BB-
909,301		Term Loan, 6.020%-6.760%, maturing June 03, 2009			912,711

		Key Automotive Group	B1	BB-
4,258,128		Term Loan, 6.080%-8.000%, maturing June 29, 2010			4,236,837

		Keystone Automotive Industries, Inc.	B1	B+
830,435		Term Loan, 4.710%-5.030%, maturing October 30, 2009			835,971

		Motorsport Aftermarket Group, Inc.	B2	B
540,000		Term Loan, 6.110%, maturing December 15, 2011			543,375
1,593,800		Term Loan, 6.350%, maturing December 15, 2011			1,603,761

	(1)	RJ Tower Corporation	Ba3	BBB
9,000,000		Term Loan, 6.188%, maturing February 02, 2007			8,997,192

		Safelite Glass Corporation	B3	B+
6,291,453		Term Loan, 8.100%, maturing September 30, 2007			5,709,494
12,543,763		Term Loan, 8.600%, maturing September 30, 2007			11,383,465

		Tenneco Automotive, Inc.	B1	B+
535,967		Term Loan, 5.331%, maturing December 12, 2010			538,647
1,129,257		Term Loan, 5.540%, maturing December 12, 2010			1,134,903

		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,481,250		Term Loan, 4.938%, maturing October 29, 2010			7,497,619
3,990,000		Term Loan, 4.375%, maturing June 30, 2012			3,975,039

		United Components, Inc.	B1	BB-
1,933,333		Term Loan, 5.750%, maturing June 30, 2010			1,964,750

					87,059,883

Banking: 0.1%
		Outsourcing Solutions, Inc.	NR	NR
2,770,998		Term Loan, 8.090%, maturing December 09, 2008			2,790,048

					2,790,048

Beverage, Food & Tobacco: 3.0%
		Alliance One International, Inc.	B1	BB-
4,000,000		Term Loan, 6.730%, maturing May 13, 2010			4,055,000

		Birds Eye Foods, Inc.	B1	B+
4,634,902		Term Loan, 5.850%, maturing June 30, 2008			4,676,037

		Commonwealth Brands, Inc.	B1	B+
2,797,922		Term Loan, 6.438%, maturing August 28, 2007			2,829,399

		Constellation Brands, Inc.	Ba2	BB
13,597,639		Term Loan, 4.563%-5.188%, maturing November 30, 2011			13,664,689

		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
4,484,899		Term Loan, 5.080%-5.339%, maturing December 19, 2010			4,544,463

		Golden State Foods Corporation	B1	B+
4,455,000		Term Loan, 4.940%, maturing February 28, 2011			4,493,981

		Keystone Foods Holdings, LLC	Ba3	B+
4,136,394		Term Loan, 4.630%-4.875%, maturing June 16, 2011			4,185,514

		Michael Foods, Inc.	B1	B+
2,738,255		Term Loan, 5.090%-5.340%, maturing November 21, 2010			2,775,906

		National Dairy Holdings, L.P.	B1	BB-
1,500,000		Term Loan, 5.190%, maturing April 30, 2009			1,512,188

		Pierre Foods, Inc.	B1	B+
6,165,833		Term Loan, 5.440%-5.690%, maturing June 30, 2010			6,223,638

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
3,416,250		Term Loan, 5.350%, maturing July 02, 2008			3,444,006

		Sturm Foods, Inc.	B2	B+
1,500,000	(3)	Term Loan, maturing May 26, 2011			1,505,625

		Sturm Foods, Inc.	B3	B-
500,000	(3)	Term Loan, maturing May 26, 2012			500,625

		Vitaquest International, LLC	B2	B
4,500,000		Term Loan, 6.300%, maturing March 17, 2011			4,500,000

					58,911,071

Buildings & Real Estate: 7.2%
		Associated Materials, Inc.	B2	B
1,750,000		Term Loan, 5.000%-5.170%, maturing August 29, 2010			1,760,938

		Atrium Companies, Inc.	B1	B
3,990,000		Term Loan, 5.600%-5.650%, maturing December 28, 2011			3,970,050

		Builders Firstsource, Inc.	B1	B+
5,000,000		Term Loan, 5.410%, maturing August 11, 2011			5,037,500

		Building Materials Holding Corporation	Ba2	BB-
2,947,500		Term Loan, 5.350%, maturing August 21, 2010			2,954,869

		Contech Construction Products, Inc.	Ba3	BB-
2,992,500		Term Loan, 5.540%-7.500%, maturing December 07, 2010			3,029,906

		Crescent Real Estate Equities, L.P.	B1	BB+
4,261,170		Term Loan, 5.110%-5.331%, maturing January 12, 2006			4,297,126

		Custom Building Products, Inc.	B1	B+
4,250,000		Term Loan, 5.370%, maturing October 31, 2011			4,268,594

		DMB Newco, LLC	NR	NR
2,567,114		Term Loan, 5.530%-5.729%, maturing February 28, 2009			2,573,531

		General Growth Properties, Inc.	Ba2	BB+
32,857,299		Term Loan, 5.340%, maturing November 12, 2007			33,038,704
15,964,122		Term Loan, 5.340%, maturing November 10, 2008			16,083,023

		Headwaters, Inc.	B1	B+
5,983,003		Term Loan, 5.400%-7.250%, maturing April 30, 2011			6,067,764

		Macerich Partnership, L.P.	NR	BB+
3,500,000		Term Loan, 4.890%, maturing April 25, 2006			3,504,375
2,500,000		Term Loan, 4.575%, maturing April 25, 2010			2,500,000

		Maguire Properties, Inc.	Ba2	BB
4,000,000		Term Loan, 4.840%, maturing March 15, 2010			4,030,000

		Masonite International Corporation	B2	B+
7,493,617		Term Loan, 5.140%-5.210%, maturing April 06, 2013			7,490,103
7,506,383		Term Loan, 5.140%-5.210%, maturing April 06, 2013			7,502,862

		NCI Building Systems, Inc.	Ba2	BB
3,676,500		Term Loan, 5.210%-5.420%, maturing September 15, 2008			3,709,820

		Nortek, Inc.	B2	B
10,918,868		Term Loan, 5.340%, maturing August 27, 2011			10,978,922

		PGT Industries, Inc.	B1	B
2,312,127		Term Loan, 5.930%, maturing January 29, 2010			2,335,247

		Ply Gem Industries, Inc.	B1	B+
679,250		Term Loan, 5.280%, maturing March 15, 2010			679,250
1,498,134		Term Loan, 5.600%, maturing February 12, 2011			1,498,134
4,622,492		Term Loan, 5.280%, maturing October 01, 2011			4,622,492

		St. Marys Cement, Inc.	B1	BB-
5,438,693		Term Loan, 5.093%, maturing December 04, 2009			5,506,677

		Trustreet Properties, Inc.	Ba3	BB
5,000,000		Term Loan, 5.090%, maturing March 31, 2010			5,040,625

		Werner Holdings Company, Inc.	B3	B-
500,000		Term Loan, 6.340%-7.090%, maturing June 11, 2009			498,125

					142,978,637

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: 1.3%
		Atlantic Express Transportation Corporation	B3	CCC+
2,000,000		Floating Rate Note, 12.610%, maturing April 15, 2008			1,920,000

		Baker Tanks, Inc.	B2	B
5,328,363		Term Loan, 5.743%-5.980%, maturing January 30, 2011			5,388,307

		Helm Holding Corporation	B2	B+
3,980,000		Term Loan, 5.851%, maturing July 02, 2010			4,024,775

		Horizon Lines, LLC	B2	B
2,481,250		Term Loan, 5.620%, maturing July 07, 2011			2,506,063

		Kansas City Southern Railway Company	B1	BB+
1,506,225		Term Loan, 4.760%-4.870%, maturing March 30, 2008			1,519,028

		Neoplan USA Corporation	NR	NR
502,843		Term Loan, 8.710%, maturing June 30, 2006			502,843

		Pacer International, Inc.	B1	BB-
1,907,843		Term Loan, 5.063%-5.313%, maturing June 10, 2010			1,926,922

		Railamerica, Inc.	Ba3	BB
392,795		Term Loan, 5.313%, maturing September 29, 2011			399,177
3,322,835		Term Loan, 5.313%, maturing September 29, 2011			3,376,831

		Sirva Worldwide, Inc.	Ba3	BB
702,353		Term Loan, 5.590%-5.620%, maturing December 01, 2010			681,282

		Transport Industries, L.P.	B2	B+
2,525,886		Term Loan, 7.125%, maturing June 13, 2010			2,538,516

		United States Shipping, LLC	Ba3	BB-
1,908,654		Term Loan, 5.093%, maturing April 30, 2010			1,928,338

					26,712,082

Cellular: 3.3%
		Cellular South, Inc.	Ba3	B+
4,106,469		Term Loan, 5.180%-6.750%, maturing May 04, 2011			4,142,400

		Centennial Cellular Operating Company	B1	B-
16,785,013		Term Loan, 5.343%-5.770%, maturing February 09, 2011			16,931,882

		Cricket Communications, Inc.	B1	B-
11,471,250		Term Loan, 5.593%, maturing December 20, 2010			11,480,209

	(1)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 6.891%, maturing January 15, 2012			3,159,125

		Nextel Partners Operating Corporation	Ba2	B+
6,500,000		Term Loan, 4.438%, maturing May 31, 2012			6,519,500

		Ntelos, Inc.	B2	B
4,488,750		Term Loan, 5.610%, maturing August 25, 2011			4,473,789

		Ntelos, Inc.	B3	CCC+
1,000,000		Term Loan, 8.110%, maturing February 25, 2012			981,563

		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.135%, maturing December 15, 2010			2,606,250

		Rural Cellular Corporation	B2	B-
1,500,000		Floating Rate Note, 7.510%, maturing March 15, 2010			1,518,750

		Triton PCS, Inc.	B2	B-
2,992,500		Term Loan, 6.360%, maturing November 18, 2009			3,005,592

		US Unwired, Inc.	B2	CCC+
1,750,000		Floating Rate Note, 7.260%, maturing June 15, 2010			1,793,750

		Western Wireless Corporation	B2	B-
9,925,000		Term Loan, 6.090%-6.250%, maturing May 31, 2011			9,972,561

					66,585,371

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: 7.1%
	Brenntag, AG	B1	BB-
3,000,000	Term Loan, 5.880%, maturing February 27, 2012			3,037,374

	Celanese, AG	B1	B+
5,500,000	Term Loan, 3.090%, maturing April 06, 2009			5,575,625
14,197,136	Term Loan, 5.625%, maturing April 06, 2011			14,416,751

	Hawkeye Renewables, LLC	B2	B
5,500,000	Term Loan, 6.005%, maturing January 31, 2012			5,225,000

	Hercules, Inc.	Ba1	BB
8,489,250	Term Loan, 4.843%-4.873%, maturing October 08, 2010			8,587,411

	Huntsman International, LLC	Ba3	BB-
17,594,230	Term Loan, 5.375%, maturing December 31, 2010			17,894,792

	Huntsman, LLC	B1	BB-
10,000,000	Term Loan, 6.120%, maturing March 31, 2010			10,153,130

	Ineos Group Holdings, PLC	Ba2	BB+
4,167,791	Term Loan, 6.601%, maturing April 26, 2009			4,190,455

	Innophos, Inc.	B2	B
3,489,632	Term Loan, 5.220%-5.550%, maturing August 13, 2010			3,496,175

	JohnsonDiversey, Inc.	B1	BB-
2,333,018	Term Loan, 4.960%, maturing November 03, 2009			2,338,851
5,589,856	Term Loan, 4.831%-4.960%, maturing November 03, 2009			5,646,626

	Kosa, B.V.	Ba3	BB
10,429,676	Term Loan, 5.375%, maturing April 29, 2011			10,602,423
4,525,088	Term Loan, 5.375%, maturing April 29, 2011			4,600,037

	Kraton Polymers, LLC	B1	B+
2,191,242	Term Loan, 5.563%-6.125%, maturing December 23, 2010			2,218,632

	Nalco Company	B1	BB-
8,387,880	Term Loan, 4.920%-5.090%, maturing November 04, 2010			8,482,990

	Polypore, Inc.	B1	B
8,415,000	Term Loan, 5.350%, maturing November 12, 2011			8,520,188

	PQ Corporation	B1	B+
2,500,000	Term Loan, 5.125%, maturing February 11, 2012			2,508,595

	Rockwood Specialties Group, Inc.	B1	B+
18,625,000	Term Loan, 5.430%, maturing July 30, 2012			18,733,100

	Supresta, LLC	NR	B+
5,706,875	Term Loan, 6.100%, maturing July 30, 2012			5,721,142

	Westlake Chemical Corporation	Ba1	BB+
302,893	Term Loan, 5.351%-7.250%, maturing July 30, 2010			305,923

				142,255,220

Containers, Packaging & Glass: 5.2%
	Appleton Papers, Inc.	Ba3	BB
2,481,250	Term Loan, 5.440%-5.730%, maturing June 11, 2010			2,500,636

	Berry Plastics Corporation	B1	B+
4,311,820	Term Loan, 5.090%, maturing June 30, 2010			4,344,159

	Boise Cascade Corporation	Ba3	BB
9,612,618	Term Loan, 4.969%, maturing October 29, 2011			9,716,751

	BWAY Corporation	B1	B+
1,302,000	Term Loan, 5.375%, maturing June 30, 2011			1,318,546

	Graham Packaging Company, L.P.	B2	B
16,458,750	Term Loan, 5.500%-5.688%, maturing October 07, 2011			16,627,452

	Graham Packaging Company, L.P.	B3	CCC+
1,500,000	Term Loan, 7.313%, maturing April 07, 2012			1,521,563

	Graphic Packaging International, Inc.	B1	B+
18,660,621	Term Loan, 5.290%-5.910%, maturing June 30, 2010			18,865,888

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Intertape Polymer Group, Inc.	Ba3	B+
2,736,250	Term Loan, 4.960%-7.250%, maturing July 28, 2011			2,780,714

	Kerr Group, Inc.	B1	BB-
1,269,103	Term Loan, 6.600%, maturing August 13, 2010			1,273,068

	Koch Cellulose, LLC	B1	BB
1,204,419	Term Loan, 4.840%, maturing May 07, 2011			1,217,593

	Owens-Illinois Group, Inc.	B1	BB-
1,443,491	Term Loan, 5.870%, maturing April 01, 2007			1,465,324
3,450,711	Term Loan, 5.870%, maturing April 01, 2008			3,508,942

	Pro Mach, Inc.	B1	B
2,493,750	Term Loan, 5.820%-5.890%, maturing December 01, 2011			2,528,039

	Silgan Holdings, Inc.	Ba3	BB
4,113,310	Term Loan, 4.870%, maturing November 30, 2008			4,130,665

	Smurfit-Stone Container Corporation	Ba3	BB-
10,442,691	Term Loan, 4.688%-5.125%, maturing November 01, 2011			10,571,594
3,213,135	Term Loan, 4.938%-5.125%, maturing November 01, 2011			3,252,797

	Solo Cup, Inc.	B1	B+
9,876,250	Term Loan, 5.093%-5.320%, maturing February 27, 2011			9,952,791

	U.S. Can Company	B3	B
4,464,950	Term Loan, 6.870%-6.940%, maturing January 10, 2010			4,487,275

	Xerium Technologies, Inc.	B1	BB-
2,500,000	Term Loan, 5.070%, maturing May 18, 2012			2,507,033

				102,570,830

Data and Internet Services: 0.5%
	Clientlogic Corporation	B3	B
1,000,000	Term Loan, 7.500%-7.750%, maturing February 28, 2012			1,000,938

	Clientlogic Corporation	Caa2	CCC+
1,000,000	Term Loan, 12.000%-12.125%, maturing August 28, 2012			1,005,000

	Data Transmission Network Corporation	B2	B+
2,500,000	Term Loan, 6.125%-6.188%, maturing March 17, 2012			2,501,563

	Worldspan, L.P.	B2	B
5,988,889	Term Loan, 5.750%-6.000%, maturing February 16, 2010			5,749,333

				10,256,834

Diversified / Conglomerate Manufacturing: 2.3%
	Axia, Inc.	B2	B
1,790,977	Term Loan, 6.860%-7.360%, maturing November 30, 2010			1,814,484

	Brand Services, Inc.	B1	B
787,332	Term Loan, 6.351%-6.410%, maturing October 16, 2009			791,268

	Cinram International, Inc.	Ba3	BB
6,531,851	Term Loan, 5.910%, maturing September 30, 2009			6,594,720

	Dresser Rand, Inc.	B1	B+
1,413,729	Term Loan, 5.125%-5.438%, maturing October 01, 2010			1,430,694

	Dresser, Inc.	Ba3	BB-
3,294,543	Term Loan, 5.600%, maturing April 10, 2009			3,337,098

	Flowserve Corporation	Ba3	BB-
1,282,949	Term Loan, 5.688%-5.875%, maturing June 30, 2009			1,302,193

	Gentek, Inc.	B2	B+
2,500,000	Term Loan, 5.760%-6.020%, maturing February 25, 2011			2,481,250

	Goodman Global Holdings, Inc.	B2	B+
2,992,500	Term Loan, 5.500%, maturing December 23, 2011			3,011,203

	Itron, Inc.	Ba3	BB-
503,919	Term Loan, 4.875%-5.063%, maturing July 01, 2011			506,439

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Mueller Group, Inc.	B2	B+
8,435,575		Term Loan, 5.740%-6.070%, maturing April 23, 2011			8,535,747

		Norcross Safety Products, LLC	B1	B+
3,036,390		Term Loan, 5.843%-6.130%, maturing March 20, 2009			3,041,136

		RLC Industries Company	B1	BB+
3,857,087		Term Loan, 4.593%, maturing February 26, 2009			3,871,551

		Sensus Metering Systems, Inc.	B2	B+
1,700,000		Term Loan, 5.403%-5.784%, maturing December 17, 2010			1,717,000
255,000		Term Loan, 5.403%-5.784%, maturing December 17, 2010			257,550

		Trimas Corporation	B1	B+
859,275		Term Loan, 6.640%-6.900%, maturing December 31, 2009			868,583

		Universal Compression, Inc.	Ba2	BB
7,000,000		Term Loan, 4.850%, maturing February 15, 2012			7,090,784

					46,651,700

Diversified / Conglomerate Service: 2.6%
		Amerco, Inc.	NR	BB
8,405,778		Term Loan, 7.090%, maturing February 27, 2009			8,552,879

		Fidelity National Information Solutions, Inc.	Ba3	BB
27,750,000		Term Loan, 4.840%, maturing March 09, 2013			27,590,438

		GEO Group, Inc.	Ba3	BB-
1,244,621		Term Loan, 5.590%-5.690%, maturing July 09, 2009			1,247,733

		Iron Mountain, Inc.	B2	BB-
5,980,000		Term Loan, 4.875%-6.750%, maturing April 02, 2011			6,018,619
5,280,000		Term Loan, 5.120%, maturing April 02, 2011			5,311,020

		Relizon Company	B1	BB-
1,300,533		Term Loan, 6.280%, maturing February 20, 2011			1,306,222

		URS Corporation	Ba2	BB
1,401,130		Term Loan, 4.851%-4.940%, maturing August 22, 2008			1,406,968

					51,433,879

Ecological: 1.5%
		Allied Waste North America, Inc.	B1	BB
14,161,819		Term Loan, 5.090%-5.520%, maturing January 15, 2012			14,177,553
5,405,405		Term Loan, 3.100%, maturing January 15, 2012			5,411,319

		Envirosolutions, Inc.	NR	NR
463,618		Term Loan, 7.620%, maturing March 01, 2009			463,618
1,423,636		Term Loan, 7.620%, maturing March 01, 2009			1,421,857

		Great Lakes Dredge & Dock Corporation	B3	B-
2,292,703		Term Loan, 6.280%-6.600%, maturing December 22, 2010			2,286,971

		IESI Corporation	B1	BB
1,800,000		Term Loan, 5.150%-5.284%, maturing January 14, 2012			1,813,500

		WCA Waste Systems, Inc.	B3	B
3,500,000		Term Loan, 6.170%, maturing April 28, 2011			3,508,750

					29,083,568

Electronics: 0.9%
		Acterna, LLC	NR	NR
177,283		Term Loan, 12.000%, maturing October 14, 2008			178,391

	(1)	Decision One Corporation	B3	CCC
2,789,500	(2)	Term Loan, maturing April 18, 2005			723,596

		Invensys International Holdings, Ltd.	Ba3	B+
980,666		Term Loan, 6.881%, maturing September 05, 2009			994,150

		Knowles Electronics, Inc.	B3	B-
3,343,710		Term Loan, 8.400%, maturing June 29, 2007			3,368,788

		ON Semiconductor Corporation	B3	B
6,493,750		Term Loan, 6.125%, maturing December 15, 2011			6,557,337

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Seagate Technology Holdings, Inc.	Ba1	BB+
1,950,000	Term Loan, 5.125%, maturing May 13, 2007			1,987,781

	SI International, Inc.	B1	B+
1,750,000	Term Loan, 5.780%, maturing February 09, 2011			1,771,875

	Transaction Network Services, Inc.	Ba3	BB-
2,500,000	Term Loan, 7.000%, maturing May 04, 2012			2,506,250

				18,088,168

Farming & Agriculture: 0.4%
	AGCO Corporation	Ba1	BB+
4,578,333	Term Loan, 4.820%-4.840%, maturing March 31, 2008			4,624,117

	Vicar Operating, Inc.	Ba3	BB-
3,000,000	Term Loan, 6.500%, maturing May 16, 2011			3,007,500

				7,631,617

Finance: 0.3%
	Refco Finance Holdings, LLC	B1	BB-
3,028,096	Term Loan, 5.090%, maturing August 05, 2011			3,031,503

	Rent-A-Center, Inc.	Ba2	BB+
3,970,000	Term Loan, 4.460%, maturing June 30, 2010			4,023,595

				7,055,098

Foreign Cable, Foreign TV, Radio and Equipment: 0.4%
	NTL Investment Holding, Ltd.	B1	BB-
4,600,000	Term Loan, 6.410%, maturing May 19, 2012			4,624,918

	Telewest Communications, PLC	B1	BB
1,700,000	Term Loan, 5.392%, maturing December 22, 2012			1,713,459
1,300,000	Term Loan, 5.892%, maturing December 22, 2013			1,306,319

				7,644,696

Gaming: 2.7%
	Ameristar Casinos, Inc.	Ba3	BB
2,395,252	Term Loan, 5.063%, maturing December 20, 2006			2,424,194
1,506,380	Term Loan, 5.063%, maturing December 20, 2006			1,524,582

	Argosy Gaming Company	Ba2	BB
1,990,000	Term Loan, 4.850%, maturing July 31, 2008			1,994,145

	Boyd Gaming Corporation	Ba2	BB
4,962,500	Term Loan, 4.530%-5.130%, maturing June 30, 2011			5,003,853

	Global Cash Access, LLC	B2	B+
2,443,269	Term Loan, 5.351%, maturing March 10, 2010			2,479,156

	Green Valley Ranch Gaming, LLC	NR	NR
990,019	Term Loan, 5.101%, maturing December 24, 2010			997,444

	Herbst Gaming, Inc.	B3	B+
3,000,000	Term Loan, 5.343%-5.630%, maturing January 31, 2011			3,041,250

	Isle Of Capri Casinos, Inc.	Ba2	BB-
1,496,250	Term Loan, 4.840%-4.970%, maturing February 04, 2011			1,511,681

	Marina District Finance Company, Inc.	NR	NR
1,995,000	Term Loan, 4.843%-5.130%, maturing October 20, 2011			2,010,794

	Opbiz, LLC	B3	B-
4,988,230	Term Loan, 6.100%, maturing September 01, 2010			5,005,898
11,965	Term Loan, 7.100%, maturing September 01, 2010			12,008

	Pinnacle Entertainment, Inc.	B1	BB-
500,000	Term Loan, 6.110%, maturing August 27, 2010			507,813

	Resorts International Hotel And Casino, Inc.	B2	B+
4,921,260	Term Loan, 5.610%-7.500%, maturing April 26, 2012			4,955,094

	Resorts International Hotel And Casino, Inc.	B3	B-
1,500,000	Term Loan, 8.851%, maturing April 26, 2013			1,498,751

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Ruffin Gaming, LLC	NR	NR
4,000,000	Term Loan, 6.375%, maturing July 14, 2007			4,005,000

	The Mississippi Band of Choctaw Indians	Ba3	BB
2,445,652	Term Loan, 5.343%-5.630%, maturing November 14, 2011			2,465,523

	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,250,000	Term Loan, 5.590%, maturing May 20, 2012			1,266,405

	United Auburn Indian Community	Ba3	BB+
873,874	Term Loan, 7.593%, maturing January 24, 2009			877,151

	Venetian Casino Resorts, LLC	B1	BB-
12,435,897	Term Loan, 4.810%, maturing June 15, 2011			12,529,165

				54,109,907

Grocery: 0.2%
	Giant Eagle, Inc.	Ba2	BB+
984,579	Term Loan, 5.220%, maturing August 06, 2009			995,040
3,857,271	Term Loan, 5.100%-5.220%maturing August 06, 2009			3,898,255

				4,893,295

Healthcare, Education and Childcare: 9.8%
	Accellent Corporation	B2	B+
1,736,875	Term Loan, 5.340%, maturing June 30, 2010			1,749,902

	Accredo Health, Inc.	Ba2	BB
3,558,874	Term Loan, 4.860%, maturing April 30, 2011			3,571,109

	Advanced Medical Optics, Inc.	B1	BB-
4,063,449	Term Loan, 5.091%-5.214%, maturing June 25, 2009			4,117,627

	Alliance Imaging, Inc.	B1	B+
4,325,218	Term Loan, 5.313%-5.563%, maturing December 29, 2011			4,345,494

	AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
5,000,000	Term Loan, 5.500-5.910%, maturing February 15, 2012			5,060,940

	Beverly Enterprises, Inc.	Ba3	BB
3,445,025	Term Loan, 5.420%-5.880%, maturing October 22, 2008			3,465,482

	Colgate Medical, Ltd.	Ba2	BB-
2,516,026	Term Loan, 4.340%-5.100%, maturing December 30, 2008			2,542,758

	Community Health Systems, Inc.	Ba3	BB-
32,014,315	Term Loan, 4.850%-5.070%, maturing August 19, 2011			32,347,808

	Concentra Operating Corporation	B1	B+
5,024,066	Term Loan, 5.800%-6.020%, maturing June 30, 2010			5,076,402

	Cooper Companies	Ba3	BB
2,000,000	Term Loan, 5.000%, maturing January 06, 2012			2,023,750

	CRC Health Corporation	B2	B+
1,500,000	Term Loan, 7.750%, maturing May 05, 2011			1,505,625

	Encore Medical IHC, Inc.	B1	B
1,975,000	Term Loan, 6.090%-6.430%, maturing October 04, 2010			1,995,984

	Eye Care Centers of America, Inc.	B2	B
2,500,000	Term Loan, 6.090%-6.370, maturing February 16, 2012			2,526,563

	Fisher Scientific International, Inc.	Ba2	BBB
3,473,750	Term Loan, 4.593%, maturing August 02, 2011			3,499,081

	Healthcare Partners, LLC	B1	BB
3,000,000	Term Loan, 5.300%, maturing February 04, 2011			3,024,375

	Healthsouth Corporation	NR	NR
3,937,500	Term Loan, 5.590%, maturing March 21, 2010			3,944,883
1,062,500	Term Loan, 5.370%, maturing March 21, 2010			1,064,492

	Iasis Healthcare Corporation	B1	B+
13,423,687	Term Loan, 5.340%-5.370%, maturing June 30, 2011			13,583,093

	Insight Health Services Corporation	B1	B
825,327	Term Loan, 7.093%, maturing October 17, 2008			826,359
256,136	Term Loan, 7.093%, maturing October 17, 2008			256,456
128,068	Term Loan, 7.093%, maturing October 17, 2008			128,228

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Kinetic Concepts, Inc.	Ba3	BB
4,407,524	Term Loan, 4.850%, maturing August 11, 2010			4,436,451

	Leiner Health Products Group, Inc.	B1	B
3,473,750	Term Loan, 6.100%-6.380%, maturing May 27, 2011			3,538,883

	Lifepoint Hospitals	Ba3	BB
24,750,000	Term Loan, 4.715%, maturing April 15, 2012			24,800,267

	Magellan Health Services, Inc.	B1	B+
661,458	Term Loan, 5.260%, maturing August 15, 2008			670,553

	Pacificare Health Systems, Inc.	Ba2	BBB-
8,431,517	Term Loan, 4.250%-4.937%, maturing December 13, 2010			8,469,459

	Rural/Metro Operating Company, LLC	B2	B
411,765	Term Loan, 5.439%, maturing March 04, 2011			414,339
1,505,881	Term Loan, 5.430%, maturing March 04, 2011			1,515,293

	Select Medical Corporation	B1	BB-
2,500,000	Term Loan, 4.840%-5.040%, maturing February 24, 2012			2,496,875

	SFBC International, Inc.	B2	B+
611,979	Term Loan,6.100% maturing December 31, 2010			618,099

	Skilled Healthcare Group, Inc.	B1	B
5,050,874	Term Loan, 5.910%, maturing July 31, 2010			5,080,335
345,005	Term Loan, 5.910%, maturing July 31, 2010			347,017

	Sterigenics International, Inc.	B2	B+
3,466,250	Term Loan, 6.010%, maturing June 14, 2011			3,509,578

	Triad Hospitals, Inc.	Ba3	BB
3,311,521	Term Loan, 5.360% maturing September 30, 2008			3,345,819

	Vanguard Health Systems, Inc.	B2	B
18,905,000	Term Loan, 6.340%, maturing September 23, 2011			19,164,944
1,995,000	Term Loan, 6.290%- 6.440%, maturing September 30, 2011			2,024,925

	VWR International, Inc.	B2	B+
6,473,701	Term Loan, 5.650%, maturing April 07, 2011			6,518,208

	Warner Chilcott Corporation	B2	B
7,096,819	Term Loan, 5.840%-5.960%, maturing January 18, 2012			7,123,432
2,859,672	Term Loan, 5.840%, maturing January 18, 2012			2,870,395
1,321,087	Term Loan, 5.840%, maturing January 18, 2012			1,326,042

				194,927,325

Home & Office Furnishings: 2.4%
	Buhrmann U.S., Inc.	Ba3	BB-
9,498,225	Term Loan, 5.222%-5.460%, maturing December 31, 2010			9,619,926

	Global Imaging Systems, Inc.	Ba3	BB-
3,463,800	Term Loan, 4.590%-4.750%, maturing May 10, 2010			3,474,625

	Holmes Group, Inc.	B1	B
2,965,038	Term Loan, 5.840%, maturing November 8, 2011			2,990,982

	Juno Lighting, Inc.	B1	B+
3,891,136	Term Loan, 5.610%-7.500%, maturing November 21, 2010			3,939,776

	Maax Corporation	B2	B
2,720,000	Term Loan,5.700%-5.979% maturing June 04, 2011			2,733,600

	National Bedding Company	Ba3	BB-
3,003,815	Term Loan, 4.880%-5.380%, maturing December 31, 2010			3,040,426

	Sealy Mattress Company	B1	B+
11,836,283	Term Loan, 4.829%-6.500%, maturing April 06, 2012			11,883,131

	Simmons Company	B2	B+
8,305,154	Term Loan, 5.438%-7.500%, maturing December 19, 2011			8,341,489

	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, 4.850%, maturing September 30, 2008			2,019,583

				48,043,538

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Insurance: 0.9%
	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 5.841%, maturing August 20, 2010			3,912,382

	Conseco, Inc.	B2	BB-
9,589,006	Term Loan, 6.600%, maturing June 22, 2010			9,675,912

	Mitchell International, Inc.	B1	B+
1,354,514	Term Loan, 5.840%, maturing August 15, 2011			1,375,679

	Vertafore, Inc.	B2	B
2,407,212	Term Loan, 5.840%-6.260%, maturing December 22, 2010			2,422,256

	Vertafore, Inc.	B3	NR
500,000	Term Loan, 9.510%, maturing December 22, 2011			502,500

				17,888,729

Leisure, Amusement, Entertainment: 5.5%
	24 Hour Fitness Worldwide, Inc.	B1	B
8,388,283	Term Loan, 6.250%, maturing July 01, 2009			8,414,497

	AMF Bowling Worldwide, Inc.	B1	B
875,140	Term Loan, 6.090%-6.294%, maturing August 27, 2009			880,883

	Cinemark USA, Inc.	Ba3	BB-
3,963,722	Term Loan, 4.840%-5.180%, maturing March 31, 2011			4,020,700

	Hollywood Theaters, Inc.	B2	B
2,729,375	Term Loan, 6.350%, maturing July 31, 2009			2,763,492

	Kerasotes Theatres, Inc.	B1	B
7,481,250	Term Loan, 5.373%, maturing October 31, 2011			7,579,441

	Lodgenet Entertainment Corporation	Ba3	B+
3,848,622	Term Loan, 5.843%, maturing August 29, 2008			3,899,735

	Loews Cineplex Entertainment Corporation	B1	B
7,386,011	Term Loan, 5.373%-5.460%, maturing July 31, 2011			7,489,297

	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
32,500,000	Term Loan, 5.380%, maturing April 08, 2012			32,571,110

	Pure Fishing, Inc.	B1	B+
2,740,178	Term Loan, 5.850%-6.130%, maturing September 30, 2010			2,771,005

	Regal Cinemas, Inc.	Ba3	BB-
10,669,336	Term Loan, 4.843%-5.093%, maturing November 10, 2010			10,734,109

	Riddell Bell Holding, Inc.	B1	BB-
1,492,500	Term Loan, 5.610%-7.500%, maturing September 28, 2011			1,503,694

	Six Flags Theme Parks, Inc.	B1	B-
700,000	Revolver, 5.840%, maturing June 30, 2008			688,625
5,251,139	Term Loan, 5.590%-5.720%, maturing June 30, 2009			5,287,241

	Universal City Development Partners, L.P.	Ba3	BB-
4,987,500	Term Loan, 5.100%-5.270%, maturing June 09, 2011			5,028,024

	WMG Acquisition Corporation	B1	B+
16,452,176	Term Loan, 5.350%-5.520%, maturing February 28, 2011			16,489,885

				110,121,738

Lodging: 0.5%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 5.210%, maturing February 09, 2008			7,518,750

	Wyndham International, Inc.	B3	B
258,621	Term Loan, 3.250%, maturing May 10, 2011			260,140
2,741,379	Term Loan, 6.375%, maturing May 10, 2011			2,755,086

				10,533,976

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Machinery: 2.2%
		Alliance Laundry Holdings, LLC	B1	B
6,039,000		Term Loan, 5.340%, maturing January 27, 2012			6,081,774

		Blount, Inc.	B2	B+
4,371,910		Term Loan, 5.840%-5.870%, maturing August 09, 2010			4,415,629

		Enersys, Inc.	Ba3	BB
3,301,315		Term Loan, 5.090%-5.300%, maturing March 17, 2011			3,347,741

		Maxim Crane Works, L.P.	B2	BB-
2,236,111		Term Loan, 5.813%, maturing January 25, 2010			2,273,845

		Maxim Crane Works, L.P.	B3	B+
1,500,000		Term Loan, 8.563%, maturing January 30, 2012			1,534,688

		National Waterworks, Inc.	B1	B+
4,570,299		Term Loan, 5.600%, maturing November 22, 2009			4,621,715

		Rexnord Corporation	B1	B+
7,701,389		Term Loan, 5.340%-7.000%, maturing December 31, 2011			7,732,680

		Terex Corporation	B1	BB-
1,744,219		Term Loan, 5.222%, maturing July 03, 2009			1,765,295

		United Rentals (North America), Inc.	Ba3	BB
157,078		Term Loan, 5.120%, maturing February 14, 2011			159,385
10,818,225		Term Loan, 5.350%, maturing February 14, 2011			10,972,050

		Vutek, Inc.	B1	B+
1,000,000		Term Loan, 8.500%, maturing June 25, 2010			1,002,500

					43,907,302

Mining, Steel, Iron & Nonprecious Metals: 1.4%
		Carmeuse Lime, Inc.	NR	NR
3,000,000		Term Loan, 6.750%, maturing April 30, 2011			3,015,000

		Foundation Coal Corporation	Ba3	BB-
3,890,957		Term Loan, 4.780%-5.380%, maturing July 30, 2011			3,952,562

		International Coal Group, LLC	B2	B-
1,492,500		Term Loan, 5.880%, maturing October 01, 2010			1,513,022

		Novelis, Inc.	Ba2	BB-
5,122,411		Term Loan, 4.960%, maturing January 06, 2012			5,169,722
8,896,820		Term Loan, 4.960%, maturing January 06, 2012			8,978,991

		Trout Coal Holdings, LLC	B3	B
4,500,000		Term Loan, 5.590%-6.000%, maturing March 18, 2010			4,492,265

					27,121,562

North American Cable: 9.3%
	(1)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 5.375%, maturing March 31, 2006			11,056,716

		Atlantic Broadband Finance, LLC	B2	B
4,000,000		Term Loan, 5.700%, maturing August 04, 2012			4,027,500

		Bragg Communications, Inc.	B1	NR
4,466,250		Term Loan, 5.820%, maturing August 31, 2011			4,508,121

		Bresnan Communications, LLC	B1	BB-
7,000,000		Term Loan, 6.450%-6.650%, maturing December 31, 2007			7,087,500

		Cebridge Connections, Inc.	NR	NR
1,485,000		Term Loan, 5.874%-6.370%, maturing February 23, 2009			1,489,641
2,467,519		Term Loan, 9.093%-9.520%, maturing February 23, 2010			2,470,603

	(1)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 7.000%, maturing March 31, 2009			799,244
13,000,000		Term Loan, 8.000%, maturing June 30, 2009			12,837,500
4,000,000		Term Loan, 8.000%, maturing December 31, 2009			3,957,000

		Charter Communications Operating, LLC	B2	B
30,124,094		Term Loan, 6.190%, maturing April 27, 2010			29,773,902
25,303,763		Term Loan, 6.370%-6.440%, maturing April 27, 2011			25,174,359

	(1)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, 6.000%, maturing September 30, 2007			2,925,000
9,500,000		Term Loan, 7.250%, maturing March 31, 2008			9,327,813

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Insight Midwest Holdings, LLC	Ba3	BB
2,093,750		Term Loan, 4.563%, maturing June 30, 2009			2,096,694
6,912,500		Term Loan, 5.875%, maturing December 31, 2009			6,995,021
4,443,750		Term Loan, 5.875%, maturing December 31, 2009			4,496,799

		Mediacom Communications Corporation	Ba3	BB-
5,013,750		Term Loan, 4.330%-4.890%, maturing March 31, 2010			4,973,013
15,800,000		Term Loan, 5.090%, maturing February 01, 2014			15,841,696

		Mediacom Illinois, LLC	Ba3	BB-
8,645,000		Term Loan, 4.960%-5.530%, maturing March 31, 2013			8,699,031

	(1)	Olympus Cable Holdings, LLC	B2	NR
16,068,240		Term Loan, 7.000%-7.250%, maturing June 30, 2010			15,746,876
6,500,000		Term Loan, 8.000%, maturing September 30, 2010			6,376,773

		Persona Communication, Inc.	B2	B+
3,482,500		Term Loan, 6.093%, maturing August 01, 2011			3,509,709

		Puerto Rico Cable Acquisition Company	NR	NR
1,000,000		Term Loan, 6.625%, maturing November 30, 2010			1,008,750

					185,179,261

Oil & Gas: 4.9%
		El Paso Corporation	B3	B-
22,359,839		Term Loan, 5.875%, maturing November 23, 2009			22,496,480

		Getty Petroleum Marketing, Inc.	B1	BB-
6,156,114		Term Loan, 6.350%, maturing May 19, 2010			6,279,236

		Kerr-McGee Corporation	Ba3	BB+
21,000,000		Term Loan, 5.790%, maturing May 24, 2011			21,280,539

		LB Pacific, L.P.	B1	B-
4,000,000		Term Loan, 5.843%-6.130%, maturing February 15, 2012			4,040,000

		Lyondell-Citgo Refining, L.P.	Ba3	BB
7,371,564		Term Loan, 5.090%-5.510%, maturing May 21, 2007			7,486,745

		Magellan Midstream Holdings, L.P.	Ba2	BB
2,004,612		Term Loan, 5.090%, maturing December 10, 2011			2,022,153

		Mainline, L.P.	Ba3	BB-
7,472,917		Term Loan, 5.425%, maturing December 17, 2011			7,566,328

		Plains Resources, Inc.	B1	BB
4,491,714		Term Loan, 5.081%-5.101%, maturing December 09, 2010			4,552,074

		Regency Gas Services, LLC	B1	B+
1,496,250		Term Loan, 5.530%-5.850%, maturing May 30, 2010			1,507,472

		Regency Gas Services, LLC	B3	B-
500,000		Term Loan, 8.780%, maturing November 30, 2010			502,500

		SemCrude, L.P.	Ba3	NR
4,576,923		Term Loan, 4.850%, maturing March 16, 2011			4,614,111
10,230,769		Term Loan, 5.350%, maturing March 16, 2011			10,313,893

		Williams Production RMT Company	B2	BB
4,923,931		Term Loan, 5.590%, maturing May 30, 2008			4,979,325

					97,640,856

Other Broadcasting and Entertainment: 1.9%
		Alliance Atlantis Communications, Inc.	Ba2	BB
2,324,396		Term Loan, 4.840%, maturing December 20, 2011			2,337,471

		DirecTV Holdings, LLC	Ba1	BB
15,000,000		Term Loan, 4.590%, maturing April 13, 2013			15,042,195

		Echostar DBS Corporation	Ba3	BB-
5,000,000		Floating Rate Note, 6.350%, maturing October 01, 2008			5,125,000

		Liberty Media Corporation	Baa3	BB+
3,500,000		Floating Rate Note, 4.510%, maturing September 17, 2006			3,517,115

		Rainbow National Services, LLC	B1	BB+
10,250,000		Term Loan, 5.880%-6.130%, maturing March 31, 2012			10,351,219

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Yankees Holdings, L.P.	NR	NR
942,857		Term Loan, 5.410%-5.710%, maturing June 25, 2007			952,285

					37,325,285

Other Telecommunications: 2.6%
		Consolidated Communications, Inc.	B1	B+
1,295,082		Term Loan, 5.351%, maturing March 31, 2010			1,298,320
4,451,622		Term Loan, 5.601%-6.770%, maturing October 14, 2011			4,482,229

		D&E Communications, Inc.	Ba3	BB-
1,974,789		Term Loan, 4.940%-7.000%, maturing December 31, 2011			1,982,194

		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.125%-5.438%, maturing February 08, 2012			3,524,938

		GCI Holdings, Inc.	Ba2	BB+
1,394,858		Term Loan, 5.351%, maturing October 31, 2007			1,406,627

		Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000		Term Loan, 7.250%, maturing October 31, 2012			3,537,188

		Iowa Telecommunications Services, Inc.	Ba3	BB-
5,750,000		Term Loan, 4.970%-5.100%, maturing November 30, 2011			5,805,101

		Metrocall Holdings, Inc.	Ba3	NR
380,357		Term Loan, 5.590%, maturing November 16, 2006			383,210

		Qwest Communications International, Inc.	B3	B
8,000,000		Floating Rate Note, 7.031%, maturing February 15, 2009			7,900,000

		Qwest Corporation	B2	BB-
2,500,000		Term Loan, 7.390%, maturing June 30, 2007			2,573,632

		Time Warner Telecom Holdings, Inc.	B1	B
2,000,000		Floating Rate Note, 7.268%, maturing February 15, 2011			2,030,000

		Valor Telecommunications, LLC	Ba3	BB-
8,800,000		Term Loan, 5.100%-5.101% maturing February 14, 2012			8,864,170

		Wiltel Communications Group, LLC	B2	B-
6,727,597		Term Loan, 6.601%, maturing October 01, 2009			6,609,863

		Wiltel Communications Group, LLC	Caa1	CCC+
750,000		Term Loan, 8.374%, maturing January 01, 2010			711,562

					51,109,034

Personal & Nondurable Consumer Products: 3.2%
		Amscan Holdings, Inc.	B1	B+
1,985,000		Term Loan, 5.620%-5.890%, maturing April 30, 2012			1,992,444

		Church & Dwight Company, Inc.	Ba2	BB
4,776,909		Term Loan, 4.840%, maturing May 30, 2011			4,832,642

		Fender Musical Instruments Corporation	B1	B+
2,500,000		Term Loan, 5.460%, maturing March 30, 2012			2,537,500

		Fender Musical Instruments Corporation	B3	B-
2,500,000		Term Loan, 7.710%, maturing September 30, 2012			2,500,000

		Hillman Group, Inc.	B2	B
1,980,000		Term Loan, 6.438%-6.688%, maturing March 30, 2011			1,997,945

		Hunter Fan Company	B1	B
3,000,000		Term Loan, 5.690%-5.910%, maturing March 24, 2012			2,988,750

		Jarden Corporation	B1	B+
14,878,126		Term Loan, 5.050%-5.093%, maturing August 15, 2011			14,969,567

		Norwood Promotional Products Holdings, Inc.	NR	NR
4,959,853		Term Loan, 9.500%, maturing August 16, 2011			1,996,341

		Norwood Promotional Products, Inc.	NR	NR
8,931,926	(2)	Term Loan, 9.500%, maturing August 16, 2009			8,842,607

		Oreck Corporation	B1	B+
3,987,500		Term Loan, 5.850%, maturing January 27, 2012			4,019,897

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Prestige Brands Holdings, Inc.	B1	B+
2,184,771	Term Loan, 5.380%-7.250%, maturing April 06, 2011			2,210,261

	Reddy Ice Group, Inc.	B1	B+
3,000,000	Term Loan, 5.090%, maturing March 31, 2012			3,020,625

	Spectrum Brands, Inc.	B1	B+
12,100,000	Term Loan, 5.090%-5.270%%, maturing February 06, 2012			12,193,266

				64,101,845

Personal, Food & Miscellaneous: 2.4%
	AFC Enterprises, Inc.	B1	B+
2,500,000	Term Loan, 5.375%, maturing May 11, 2011			2,512,500

	Alderwoods Group, Inc.	B1	BB-
2,026,326	Term Loan, 5.080%-5.480%, maturing September 29, 2009			2,050,389

	Burt's Bees, Inc.	B2	B
3,250,000	Term Loan, 5.525%-6.134%, maturing March 24, 2011			3,284,531

	Carrols Corporation	B1	CCC+
4,491,250	Term Loan, 5.625%, maturing December 31, 2010			4,508,092

	Central Garden & Pet Company	Ba2	BB+
2,455,123	Term Loan, 4.840%-4.851%, maturing May 15, 2009			2,476,605

	Coinmach Corporation	B2	B
3,880,000	Term Loan, 6.125%, maturing July 25, 2009			3,933,350

	Coinstar, Inc.	Ba3	BB-
2,695,297	Term Loan, 5.130%, maturing July 07, 2011			2,735,726

	Culligan International Company	B1	B+
2,500,000	Term Loan, 5.590%, maturing September 30, 2011			2,522,395

	Del Laboratories, Inc.	B1	B
2,992,500	Term Loan, 5.210%-5.670%, maturing July 27, 2011			2,986,889

	Domino's, Inc.	Ba3	B+
5,227,671	Term Loan, 4.875%, maturing June 25, 2010			5,299,551

	Jack In The Box, Inc.	Ba2	BB
5,438,693	Term Loan, 4.640%-5.170%, maturing January 09, 2011			5,486,282

	Landry's Restaurants, Inc.	Ba2	BB-
3,990,000	Term Loan, 4.530%-4.820%, maturing December 28, 2010			4,026,161

	MD Beauty, Inc.	B2	B
2,000,000	Term Loan, 6.280%-6.370%, maturing February 18, 2012			2,012,500

	N.E.W. Customer Services Companies, Inc.	B1	B+
1,635,659	Term Loan, 6.938%-7.063%, maturing August 01, 2009			1,652,016

	Ruths Chris Steak House, Inc.	NR	NR
1,442,857	Term Loan, 6.250%, maturing March 11, 2011			1,446,465

				46,933,452

Printing & Publishing: 7.8%
	Adams Outdoor Advertising, L.P.	B1	B+
7,269,466	Term Loan, 5.150%, maturing October 18, 2012			7,344,436

	American Achievement Corporation	B1	B+
1,795,103	Term Loan, 5.581%-7.500%, maturing March 25, 2011			1,810,810

	American Media Operations, Inc.	Ba3	B+
17,938	Term Loan, 6.125%, maturing April 01, 2006			17,915
6,741,410	Term Loan, 5.875%, maturing April 01, 2007			6,838,317
1,338,899	Term Loan, 5.875%, maturing April 01, 2007			1,358,145

	American Reprographics Company	Ba2	BB
3,636,924	Term Loan, 6.040%-8.000%, maturing June 18, 2009			3,664,201

	American Reprographics Company	B1	B
700,000	Term Loan, 9.915%, maturing December 18, 2009			736,750

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Ascend Media Holdings, LLC	B3	B
1,750,000	Term Loan, 5.850%-5.960%, maturing January 31, 2012			1,752,188

	Canwest Media, Inc.	Ba3	B+
7,387,667	Term Loan, 5.340%, maturing August 15, 2009			7,443,074

	Dex Media East, LLC	Ba2	BB
5,392,891	Term Loan, 4.620%-5.050%, maturing November 08, 2008			5,429,002
5,325,265	Term Loan, 4.620%-5.050%, maturing May 08, 2009			5,372,692

	Dex Media West, LLC	Ba2	BB
2,232,154	Term Loan, 4.870%-5.300%, maturing September 09, 2009			2,244,909
8,964,863	Term Loan, 4.620%-5.050%, maturing March 09, 2010			9,043,924

	Enterprise Newsmedia, LLC	B2	B
3,500,000	Term Loan, 6.100%, maturing June 30, 2012			3,535,000

	Freedom Communications, Inc.	Ba2	BB
4,383,302	Term Loan, 4.570%, maturing May 01, 2013			4,391,520

	Herald Media, Inc.	B1	B
2,481,250	Term Loan, 5.560%, maturing July 22, 2011			2,496,758

	IWCO Direct, Inc.	B1	B
1,500,000	Term Loan, 6.360%, maturing January 31, 2011			1,518,750

	Journal Register Company	Ba2	BB
5,000,000	Term Loan, 4.600%-4.690%, maturing September 29, 2006			5,028,905

	Lamar Media Corporation	Ba2	BB-
4,331,250	Term Loan, 4.250%-4.375%, maturing June 30, 2009			4,352,906
6,295,333	Term Loan, 4.938%-5.063%, maturing June 30, 2010			6,373,043

	Liberty Group Publishing	B1	B+
5,000,000	Term Loan, 5.375%, maturing February 28, 2012			5,025,000

	MC Communications, LLC	B2	B
3,453,333	Term Loan, 7.580%-7.710%, maturing December 31, 2010			3,505,133

	Merrill Communications, LLC	B1	B
3,567,500	Term Loan, 5.611%, maturing July 30, 2009			3,598,716
1,395,703	Term Loan, 5.611%, maturing July 30, 2009			1,407,916

	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, 5.125%-5.188%, maturing August 24, 2011			2,503,908

	Primedia, Inc.	B2	B
1,522,248	Revolver, 5.250%, maturing June 30, 2008			1,484,827
4,282,810	Term Loan, 5.875%, maturing June 30, 2009			4,288,163
1,492,500	Term Loan, 7.500%, maturing December 31, 2009			1,504,627

	R.H. Donnelley, Inc.	Ba3	BB
5,547,134	Term Loan, 5.030%-5.210%, maturing December 31, 2009			5,591,711
948,178	Term Loan, 4.780%-4.960%, maturing December 31, 2009			955,797
11,769,461	Term Loan, 4.700%-4.880%, maturing June 30, 2011			11,865,759

	Source Media, Inc.	B1	B
4,610,294	Term Loan, 5.343%, maturing November 08, 2011			4,670,804

	Transwestern Publishing Company	B1	B+
4,686,641	Term Loan, 5.313%-7.000%, maturing February 25, 2011			4,700,555

	Transwestern Publishing Company	B3	B-
2,970,006	Term Loan, 6.800%-7.601%, maturing February 25, 2012			3,004,811

	Visant Holding Corporation	B1	B+
18,430,000	Term Loan, 5.190%, maturing October 04, 2011			18,581,660

	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 9.150%, maturing May 01, 2012			1,440,000

				154,882,632

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: 3.7%
	Cumulus Media, Inc.	Ba3	B+
1,775,000	Term Loan, 4.875%, maturing March 28, 2009			1,792,750
3,473,750	Term Loan, 4.875%, maturing March 28, 2010			3,495,461

	Emmis Operating Company	Ba2	B+
10,972,500	Term Loan, 4.840%, maturing November 10, 2011			11,039,553

	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 4.840%, maturing February 24, 2012			755,312
2,500,000	Term Loan, 4.840%, maturing February 24, 2012			2,517,708

	Gray Television, Inc.	Ba2	B+
5,486,250	Term Loan, 4.840%, maturing June 30, 2011			5,551,399

	Mission Broadcasting, Inc.	Ba3	B+
4,864,789	Term Loan, 4.870%, maturing August 14, 2012			4,894,182

	NEP Supershooters, L.P.	B1	B
2,985,000	Term Loan, 7.120%-7.210%, maturing February 03, 2011			3,024,178
1,995,000	Term Loan, 6.690%, maturing February 03, 2011			2,021,184

	Nexstar Broadcasting, Inc.	Ba3	B+
5,135,211	Term Loan, 4.870%, maturing August 14, 2012			5,166,238

	Paxson Communications Corporation	B1	B-
7,500,000	Floating Rate Note, 5.891%, maturing January 15, 2010			7,500,000

	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 5.125%, maturing March 31, 2012			4,767,813

	Spanish Broadcasting Systems, Inc.	B1	B+
6,171,875	Term Loan, 6.360%, maturing October 30, 2009			6,179,590

	Susquehanna Media Company	Ba2	BB-
9,000,000	Term Loan, 5.110%-5.250%, maturing March 31, 2012			9,098,442

	Young Broadcasting, Inc.	B1	B
5,000,000	Term Loan, 5.438%-5.688%, maturing November 03, 2012			5,032,290

				72,836,100

Retail Stores: 4.4%
	Advance Stores Company, Inc.	Ba2	BB+
2,101,304	Term Loan, 4.875%-5.000%, maturing September 30, 2010			2,118,377
3,563,287	Term Loan, 4.750%-5.125%, maturing September 30, 2010			3,592,238

	Alimentation Couche-Tard, Inc.	Ba2	BB
604,592	Term Loan, 4.875%, maturing December 17, 2010			608,938

	Baker & Taylor, Inc.	B1	B
1,762,500	Revolver, 5.331%-5.410%, maturing May 06, 2009			1,744,875
2,000,000	Term Loan, 10.160%, maturing May 06, 2011			2,025,000

	Blockbuster Entertainment Corporation	B1	BB-
11,000,000	Term Loan, 5.500%-6.240%, maturing August 19, 2011			10,923,396

	CSK Automotive, Inc.	Ba3	B+
2,479,975	Term Loan, 4.850%, maturing June 19, 2009			2,505,809

	Dollarama Group, L.P.	B1	B+
5,486,250	Term Loan, 5.440%, maturing November 18, 2011			5,520,539

	Harbor Freight Tools, Inc.	B1	B+
9,959,987	Term Loan, 5.590%-5.770%, maturing July 31, 2010			9,997,337

	Jean Coutu Group, Inc.	B1	BB
8,937,475	Term Loan, 5.500%, maturing July 30, 2011			9,019,664

	Mapco Express, Inc.	B2	B+
2,500,000	Term Loan, 7.750%, maturing May 28, 2011			2,525,000

	Movie Gallery, Inc.	B1	B+
7,500,000	Term Loan, 6.140%, maturing April 27, 2011			7,579,688

	Nebraska Book Company, Inc.	B2	B
3,465,000	Term Loan, 5.600%-5.880%, maturing March 04, 2011			3,506,147

	Oriental Trading Company, Inc.	B1	B+
2,772,026	Term Loan, 5.625%, maturing August 06, 2010			2,780,689

	Oriental Trading Company, Inc.	B3	B-
2,250,000	Term Loan, 7.875%, maturing January 08, 2011			2,244,375

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
		Pantry, Inc.	B1	B+
4,926,087		Term Loan, 5.360%, maturing March 12, 2011			4,970,732

		Rite Aid Corporation	NR	NR
3,970,000		Term Loan, 4.840%-4.850%, maturing August 31, 2009			3,994,812

		Travelcenters of America, Inc.	Ba3	BB
11,000,000		Term Loan, 4.380%-4.900%, maturing November 18, 2011			11,130,625

					86,788,241

Satellite: 1.5%
		Intelsat Zeus, Ltd.	B3	BB
4,987,500		Term Loan, 4.875%, maturing July 28, 2011			5,021,166

		New Skies Satellite, BV	B1	B+
2,981,217		Term Loan, 5.438%, maturing May 02, 2011			3,002,459

		Panamsat Corporation	Ba3	BB+
971,771		Term Loan, 5.590%, maturing August 20, 2009			979,768
453,056		Term Loan, 5.590%, maturing August 20, 2009			456,784
19,694,964		Term Loan, 5.310%, maturing August 20, 2011			19,943,986

					29,404,163

Telecommunications Equipment: 1.5%
		AAT Communications Corporation	B1	B-
3,990,000		Term Loan, 5.770%-5.800%, maturing January 16, 2012			4,027,406

		American Tower, L.P.	Ba3	B
6,000,000		Term Loan, 4.520%, maturing February 28, 2011			6,024,000

		SBA Senior Finance, Inc.	B1	CCC+
8,183,138		Term Loan, 5.520%-6.130%, maturing October 31, 2008			8,254,740

		Spectrasite Communications, Inc.	Ba3	BB-
7,980,000		Term Loan, 4.520%, maturing May 19, 2012			7,989,975

		Syniverse Holding, LLC	Ba3	BB-
3,491,250		Term Loan, 5.040%-5.190%, maturing February 15, 2012			3,473,794

					29,769,915

Textiles & Leather: 0.5%
	(1)	Galey & Lord, Inc.	NR	NR
646,115	(2)	Term Loan, maturing September 05, 2009			136,761

		Polymer Group, Inc.	B2	B+
1,871,667		Term Loan, 5.780%, maturing April 27, 2010			1,896,622

		Propex Fabrics, Inc.	B3	B+
1,481,250		Term Loan, 5.520%, maturing November 30, 2011			1,484,953

		Springs Industries, Inc.	Ba3	BB+
2,992,500		Term Loan, 5.875%, maturing December 24, 2010			2,999,981

		St. John Knits International, Inc.	B1	B+
3,000,000		Term Loan, 5.563%-5.625%, maturing March 18, 2012			3,035,625

		William Carter Company	Ba3	BB+
1,355,373		Term Loan, 5.025%-5.343%, maturing September 30, 2008			1,375,704

					10,929,646

Utilities: 5.2%
		Allegheny Energy Supply Company	Ba3	BB
12,378,193		Term Loan, 5.590%-5.880%, maturing March 08, 2011			12,514,873

		Calpine Corporation	B3	B-
984,912		Term Loan, 8.891%, maturing July 16, 2007			751,488

		Cogentrix Delaware Holdings, Inc.	Ba2	BB+
7,000,000		Term Loan, 4.880%, maturing April 14, 2012			7,034,125

		Coleto Creek WLE, L.P.	Ba2	BB
942,138		Term Loan, 7.250%, maturing June 30, 2011			950,382

		Coleto Creek WLE, L.P.	Ba3	BB-
1,000,000		Term Loan, 8.500%, maturing June 30, 2012			1,013,750

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
	Dynegy Holdings, Inc.	B2	BB-
7,443,750	Term Loan, 7.090%, maturing May 27, 2010			7,481,899

	KGen, LLC	B2	B
7,000,000	Term Loan, 5.635%, maturing August 01, 2011			6,860,000

	Northwestern Corporation	Ba1	BB
747,500	Term Loan, 4.840%, maturing December 01, 2006			758,401

	NRG Energy, Inc.	Ba3	BB
3,609,375	Term Loan, 4.868%, maturing December 24, 2011			3,638,701
5,127,773	Term Loan, 4.968%-5.255%, maturing December 24, 2011			5,169,437

	Pike Electric, Inc.	B1	BB-
3,900,000	Term Loan, 5.375%, maturing July 01, 2012			3,959,721
2,343,333	Term Loan, 5.375%, maturing December 10, 2012			2,378,482

	Reliant Energy Resources Corporation	B1	B+
24,937,500	Term Loan, 5.465%-6.089%, maturing April 30, 2010			25,028,796

	Riverside Energy Center, LLC	Ba3	BB-
403,552	Term Loan, 3.090%, maturing June 24, 2010			413,641
5,170,556	Term Loan, 7.440%, maturing June 24, 2011			5,299,820
3,673,185	Term Loan, 7.440%, maturing June 24, 2011			3,765,014

	Texas Genco, LLC	Ba2	BB
5,230,770	Term Loan, 5.060%, maturing December 14, 2011			5,278,176
11,742,691	Term Loan, 5.010%-5.093%, maturing December 14, 2011			11,849,116

				104,145,822

2,264,036,287	Total Senior Loans			2,330,890,047
	(Cost: $2,323,666,111)
Other Corporate Debt: 0.1%

Finance: 0.1%
	Value Asset Management, Inc.	B3	B
1,190,861	Senior Subordinated Bridge Note, 14.250%, maturing August 31, 2005			1,171,509

				1,171,509

	Total Other Corporate Debt			1,171,509
	(Cost: $1,190,861)

Equities and Other Assets: 0.3%
		Description		Value

	(@), (R)	Decision One Corporation (92,638 Common Shares)		$-

	(@), (R)	Galey & Lord, Inc. (49,843 Common Shares)		-

	(@)	Maxim Crane Works (39,321 Common Shares)		918,941

	(@), (R)	Murray's Discount Auto Stores, Inc. (Escrow Interest)		21,891

	(@), (R)	Neoplan USA Corporation (1,627 Common Shares)		-

	(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)		-

	(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)		-

	(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)		-

	(@), (R)	New World Restaurant Group, Inc. (Warrants for 2,244 Common Shares, Expires June 15, 2006)		30,788

	(@), (R)	Norwood Promotional Products, Inc. (48,177 Common Shares)		-

	(@), (R)	Safelite Glass Corporation (395,186 Common Shares)		4,078,319

	(@), (R)	Safelite Realty Corporation (26,675 Common Shares)		146,712

	(@), (R)	Targus Group, Inc. (Warrants for 47,931 Common Shares, Expires December 6, 2012)		-

		Total for Equities and Other Assets		5,196,651
		(Cost: $1,118,021)

		Total Investments (Cost $2,325,974,993)**	117.4%	$2,337,258,207
		Other Assets and Liabilities - Net	(17.4)	(345,901,504)
		Net Assets	100.0%	$1,991,356,703

*
Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†		Bank Loans rated below Baa by considered to be below investment grade.
NR		Not Rated
(1)		The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)		Loan is on non-accrual basis.
(@)		Non-income producing security.
(R)		Restricted security.

**		For federal income tax purposes cost of investments is $2,326,282,109 and net unrealized appreciation consists of the following:

		Gross Unrealized Appreciation		$19,623,289
		Gross Unrealized Depreciation		(8,647,191)
		Net Unrealized Appreciation		$10,976,098

Item 2. Controls and Procedures.

(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)
There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund
By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 29, 2005